Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies
Significant Accounting Policies

1                          Significant Accounting Policies

Description of business - CVS Caremark Corporation and its subsidiaries (the “Company”) is the largest pharmacy health care provider in the United States based upon revenues and prescriptions filled. The Company currently has three reportable business segments, Pharmacy Services, Retail Pharmacy and Corporate, which are described below.

Pharmacy Services Segment (the “PSS”) - The PSS provides a full range of pharmacy benefit management services including mail order pharmacy services, specialty pharmacy services, plan design and administration, formulary management and claims processing. The Company’s clients are primarily employers, insurance companies, unions, government employee groups, managed care organizations and other sponsors of health benefit plans and individuals throughout the United States.

As a pharmacy benefits manager, the PSS manages the dispensing of pharmaceuticals through the Company’s mail order pharmacies and national network of approximately 65,000 retail pharmacies to eligible members in the benefits plans maintained by the Company’s clients and utilizes its information systems to perform, among other things, safety checks, drug interaction screenings and brand to generic substitutions.

The PSS’ specialty pharmacies support individuals that require complex and expensive drug therapies. The specialty pharmacy business includes mail order and retail specialty pharmacies that operate under the CVS Caremark® and CarePlus CVS/pharmacy® names.

The PSS also provides health management programs, which include integrated disease management for 28 conditions, through our strategic alliance with Alere, L.L.C. and the Company’s Accordant® health management offering.

In addition, through the Company’s SilverScript Insurance Company (“SilverScript”), Accendo Insurance Company (“Accendo”) and Pennsylvania Life Insurance Company (“Pennsylvania Life”) subsidiaries, the PSS is a national provider of drug benefits to eligible beneficiaries under the Federal Government’s Medicare Part D program.

The PSS generates net revenues primarily by contracting with clients to provide prescription drugs to plan members. Prescription drugs are dispensed by the mail order pharmacies, specialty pharmacies and national network of retail pharmacies. Net revenues are also generated by providing additional services to clients, including administrative services such as claims processing and formulary management, as well as health care related services such as disease management.

The pharmacy services business operates under the CVS Caremark® Pharmacy Services, Caremark®, CVS Caremark®, CarePlus CVS/pharmacy®, CarePlusTM, RxAmerica® and Accordant® names. As of December 31, 2011, the PSS operated 31 retail specialty pharmacy stores, 12 specialty mail order pharmacies and four mail service pharmacies located in 22 states, Puerto Rico and the District of Columbia.

Retail Pharmacy Segment (the “RPS”) - The RPS sells prescription drugs and a wide assortment of general merchandise, including over-the-counter drugs, beauty products and cosmetics, photo finishing, seasonal merchandise, greeting cards and convenience foods, through the Company’s CVS/pharmacy® and Longs Drugs® retail stores and online through CVS.com®.

The RPS also provides health care services through its MinuteClinic® health care clinics. MinuteClinics are staffed by nurse practitioners and physician assistants who utilize nationally recognized protocols to diagnose and treat minor health conditions, perform health screenings, monitor chronic conditions and deliver vaccinations.

As of December 31, 2011, the retail pharmacy business included 7,327 retail drugstores (of which 7,271 operated a pharmacy) located in 41 states the District of Columbia and Puerto Rico operating primarily under the CVS/pharmacy® name, the online retail website, CVS.com and 657 retail health care clinics operating under the MinuteClinic® name (of which 648 were located in CVS/pharmacy stores).

Corporate Segment - The Corporate segment provides management and administrative services to support the Company. The Corporate segment consists of certain aspects of the Company’s executive management, corporate relations, legal, compliance, human resources, corporate information technology and finance departments.

Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its majority owned subsidiaries. All intercompany balances and transactions have been eliminated.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements and accompanying notes. Actual results could differ from those estimates.

Fair Value Hierarchy - The Company utilizes the three-level valuation hierarchy for the recognition and disclosure of fair value measurements. The categorization of assets and liabilities within this hierarchy is based upon the lowest level of input that is significant to the measurement of fair value. The three levels of the hierarchy consist of the following:

•          Level 1 - Inputs to the valuation methodology are unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date.

•          Level 2 - Inputs to the valuation methodology are quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active or inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the instrument.

•          Level 3 - Inputs to the valuation methodology are unobservable inputs based upon management’s best estimate of inputs market participants could use in pricing the asset or liability at the measurement date, including assumptions about risk.

Cash and cash equivalents - Cash and cash equivalents consist of cash and temporary investments with maturities of three months or less when purchased. The Company invests in short-term money market funds, commercial paper, time deposits, as well as other debt securities that are classified as cash equivalents within the accompanying consolidated balance sheets, as these funds are highly liquid and readily convertible to known amounts of cash. These investments are classified within Level 1 of the fair value hierarchy because they are valued using quoted market prices.

Short-term investments - The Company’s short-term investments consist of certificate of deposits with initial maturities of greater than three months when purchased. These investments, which were classified as available-for-sale within Level 1 of the fair value hierarchy, were carried at historical cost, which approximated fair value at December 31, 2011 and 2010.

Fair value of financial instruments - As of December 31, 2011, the Company’s financial instruments include cash and cash equivalents, accounts receivable, accounts payable and short-term debt. Due to the short-term nature of these instruments, the Company’s carrying value approximates fair value. The carrying amount and estimated fair value of total long-term debt was $9.3 billion and $10.8 billion, respectively, as of December 31, 2011. The fair value of long-term debt was estimated based on rates currently offered to the Company for debt with similar terms and maturities. The Company had outstanding letters of credit, which guaranteed foreign trade purchases, with a fair value of $6 million as of December 31, 2011 and 2010. There were no outstanding derivative financial instruments as of December 31, 2011 and 2010.

Accounts receivable - Accounts receivable are stated net of an allowance for doubtful accounts. The accounts receivable balance primarily includes trade amounts due from third party providers (e.g., pharmacy benefit managers, insurance companies and governmental agencies), clients and members, as well as vendors and manufacturers.

The activity in the allowance for doubtful trade accounts receivable is as follows:

	Year Ended December 31,
In millions	2011	2010	2009
Beginning balance	$182	$224	$189
Additions charged to bad debt expense	129	73	135
Write-offs charged to allowance	(122)	(115)	(100)

Ending balance	$189	$182	$224

Inventories - Inventories are stated at the lower of cost or market on a first-in, first-out basis using the retail inventory method in the retail pharmacy stores, the weighted average cost method in the mail service and specialty pharmacies, and the cost method on a first-in, first-out basis in the distribution centers. Physical inventory counts are taken on a regular basis in each store and a continuous cycle count process is the primary procedure used to validate the inventory balances on hand in each distribution center and mail facility to ensure that the amounts reflected in the accompanying consolidated financial statements are properly stated. During the interim period between physical inventory counts, the Company accrues for anticipated physical inventory losses on a location-by-location basis based on historical results and current trends.

Property and equipment - Property, equipment and improvements to leased premises are depreciated using the straight-line method over the estimated useful lives of the assets, or when applicable, the term of the lease, whichever is shorter. Estimated useful lives generally range from 10 to 40 years for buildings, building improvements and leasehold improvements and 3 to 10 years for fixtures, equipment and internally developed software. Repair and maintenance costs are charged directly to expense as incurred. Major renewals or replacements that substantially extend the useful life of an asset are capitalized and depreciated. Application development stage costs for significant internally developed software projects are capitalized and depreciated.

The following are the components of property and equipment at December 31:

In millions	2011	2010
Land	$1,295	$1,247
Building and improvements	2,404	2,265
Fixtures and equipment	7,582	7,148
Leasehold improvements	3,021	2,866
Software	1,098	757

	15,400	14,283
Accumulated depreciation and amortization	(6,933)	(5,961)

	$8,467	$8,322

The gross amount of property and equipment under capital leases was $211 million and $191 million as of December 31, 2011 and 2010, respectively.

Goodwill - Goodwill and other indefinite-lived assets are not amortized, but are subject to impairment reviews annually, or more frequently if necessary. See Note 4 for additional information on goodwill.

Intangible assets - Purchased customer contracts and relationships are amortized on a straight-line basis over their estimated useful lives between 10 and 20 years. Purchased customer lists are amortized on a straight-line basis over their estimated useful lives of up to 10 years. Purchased leases are amortized on a straight-line basis over the remaining life of the lease. See Note 4 for additional information about intangible assets.

Impairment of long-lived assets - The Company groups and evaluates fixed and finite-lived intangible assets, excluding goodwill, for impairment at the lowest level at which individual cash flows can be identified. When evaluating assets for potential impairment, the Company first compares the carrying amount of the asset group to the estimated future cash flows associated with the asset group (undiscounted and without interest charges). If the estimated future cash flows used in this analysis are less than the carrying amount of the asset group, an impairment loss calculation is prepared. The impairment loss calculation compares the carrying amount of the asset group to the asset group’s estimated future cash flows (discounted and with interest charges). If required, an impairment loss is recorded for the portion of the asset group’s carrying value that exceeds the asset group’s estimated future cash flows (discounted and with interest charges).

Redeemable noncontrolling interest - The Company has an approximately 60% ownership interest in Generation Health, Inc. (“Generation Health”) and consolidates Generation Health in its consolidated financial statements. The noncontrolling shareholders of Generation Health hold put rights for the remaining interest in Generation Health that if exercised would require the Company to purchase the remaining interest in Generation Health in 2015 for a minimum of $27 million and a maximum of $159 million, depending on certain financial metrics of Generation Health in 2014. Since the noncontrolling shareholders of Generation Health have a redemption feature as a result of the put rights, the Company has classified the redeemable noncontrolling interest in Generation Health in the mezzanine section of the consolidated balance sheet outside of shareholders’ equity. The Company initially recorded the redeemable noncontrolling interest at a fair value of $37 million on the date of acquisition which was determined using inputs classified as Level 3 in the fair value hierarchy. At the end of each reporting period, if the estimated accreted redemption value exceeds the carrying value of the noncontrolling interest, the difference is recorded as a reduction of retained earnings. Any such reductions in retained earnings would also reduce income attributable to CVS Caremark in the Company’s earnings per share calculations.

The following is a reconciliation of the changes in the redeemable noncontrolling interest:

In millions	2011	2010	2009
Beginning balance	$34	$37	$—
Acquisition of Generation Health	—	—	37
Net loss attributable to noncontrolling interest	(4)	(3)	—

Ending balance	$30	$34	$37

Revenue Recognition

Pharmacy Services Segment - The PSS sells prescription drugs directly through its mail service pharmacies and indirectly through its retail pharmacy network. The PSS recognizes revenues from prescription drugs sold by its mail service pharmacies and under retail pharmacy network contracts where the PSS is the principal using the gross method at the contract prices negotiated with its clients. Net revenue from the PSS includes: (i) the portion of the price the client pays directly to the PSS, net of any volume-related or other discounts paid back to the client (see “Drug Discounts” later in this document), (ii) the price paid to the PSS (“Mail Co-Payments”) or a third party pharmacy in the PSS’ retail pharmacy network (“Retail Co-Payments”) by individuals included in its clients’ benefit plans, and (iii) administrative fees for retail pharmacy network contracts where the PSS is not the principal as discussed below.

The PSS recognizes revenue when: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the seller’s price to the buyer is fixed or determinable, and (iv) collectability is reasonably assured. The Company has established the following revenue recognition policies for the PSS:

•          Revenues generated from prescription drugs sold by mail service pharmacies are recognized when the prescription is shipped. At the time of shipment, the Company has performed substantially all of its obligations under its client contracts and does not experience a significant level of reshipments.

•          Revenues generated from prescription drugs sold by third party pharmacies in the PSS’ retail pharmacy network and associated administrative fees are recognized at the PSS’ point-of-sale, which is when the claim is adjudicated by the PSS’ online claims processing system.

The PSS determines whether it is the principal or agent for its retail pharmacy network transactions on a contract by contract basis. In the majority of its contracts, the PSS has determined it is the principal due to it: (i) being the primary obligor in the arrangement, (ii) having latitude in establishing the price, changing the product or performing part of the service, (iii) having discretion in supplier selection, (iv) having involvement in the determination of product or service specifications, and (v) having credit risk. The PSS’ obligations under its client contracts for which revenues are reported using the gross method are separate and distinct from its obligations to the third party pharmacies included in its retail pharmacy network contracts. Pursuant to these contracts, the PSS is contractually required to pay the third party pharmacies in its retail pharmacy network for products sold, regardless of whether the PSS is paid by its clients. The PSS’ responsibilities under its client contracts typically include validating eligibility and coverage levels, communicating the prescription price and the co-payments due to the third party retail pharmacy, identifying possible adverse drug interactions for the pharmacist to address with the physician prior to dispensing, suggesting clinically appropriate generic alternatives where appropriate and approving the prescription for dispensing. Although the PSS does not have credit risk with respect to Retail Co-Payments, management believes that all of the other indicators of gross revenue reporting are present. For contracts under which the PSS acts as an agent, the PSS records revenues using the net method.

Drug Discounts - The PSS deducts from its revenues any rebates, inclusive of discounts and fees, earned by its clients. The PSS pays rebates to its clients in accordance with the terms of its client contracts, which are normally based on fixed rebates per prescription for specific products dispensed or a percentage of manufacturer discounts received for specific products dispensed. The liability for rebates due to the PSS’ clients is included in “Claims and discounts payable” in the accompanying consolidated balance sheets.

Medicare Part D - The PSS participates in the Federal Government’s Medicare Part D program as a Prescription Drug Plan (“PDP”). The PSS’ net revenues include insurance premiums earned by the PDP, which are determined based on the PDP’s annual bid and related contractual arrangements with the Centers for Medicare and Medicaid Services (“CMS”). The insurance premiums include a beneficiary premium, which is the responsibility of the PDP member, but is subsidized by CMS in the case of low-income members, and a direct premium paid by CMS. Premiums collected in advance are initially deferred in accrued expenses and are then recognized in net revenues over the period in which members are entitled to receive benefits.

In addition to these premiums, the PSS’ net revenues include co-payments, coverage gap benefits, deductibles and co-insurance (collectively, the “Member Co-Payments”) related to PDP members’ actual prescription claims. In certain cases, CMS subsidizes a portion of these Member Co-Payments and pays the PSS an estimated prospective Member Co-Payment subsidy amount each month. The prospective Member Co-Payment subsidy amounts received from CMS are also included in the PSS’ net revenues. The Company assumes no risk for these amounts, which represented 3.1%, 2.6% and 3.5% of consolidated net revenues in 2011, 2010 and 2009, respectively. If the prospective Member Co-Payment subsidies received differ from the amounts based on actual prescription claims, the difference is recorded in either accounts receivable or accrued expenses.

The PSS accounts for CMS obligations and Member Co-Payments (including the amounts subsidized by CMS) using the gross method consistent with its revenue recognition policies for Mail Co-Payments and Retail Co-Payments (discussed previously in this document). See Note 8 for additional information about Medicare Part D.

Retail Pharmacy Segment - The RPS recognizes revenue from the sale of merchandise (other than prescription drugs) at the time the merchandise is purchased by the retail customer. Revenue from the sale of prescription drugs is recognized at the time the prescription is filled, which is or approximates when the retail customer picks up the prescription. Customer returns are not material. Revenue generated from the performance of services in the RPS’ health care clinics is recognized at the time the services are performed. See Note 14 for additional information about the revenues of the Company’s business segments.

Cost of revenues

Pharmacy Services Segment - The PSS’ cost of revenues includes: (i) the cost of prescription drugs sold during the reporting period directly through its mail service pharmacies and indirectly through its retail pharmacy network, (ii) shipping and handling costs, and (iii) the operating costs of its mail service pharmacies and client service operations and related information technology support costs including depreciation and amortization. The cost of prescription drugs sold component of cost of revenues includes: (i) the cost of the prescription drugs purchased from manufacturers or distributors and shipped to members in clients’ benefit plans from the PSS’ mail service pharmacies, net of any volume-related or other discounts (see “Drug Discounts” previously in this document) and (ii) the cost of prescription drugs sold (including Retail Co-Payments) through the PSS’ retail pharmacy network under contracts where it is the principal, net of any volume-related or other discounts.

Retail Pharmacy Segment - The RPS’ cost of revenues includes: the cost of merchandise sold during the reporting period and the related purchasing costs, warehousing and delivery costs (including depreciation and amortization) and actual and estimated inventory losses. See Note 14 for additional information about the cost of revenues of the Company’s business segments.

Vendor allowances and purchase discounts

The Company accounts for vendor allowances and purchase discounts as follows:

Pharmacy Services Segment - The PSS receives purchase discounts on products purchased. The PSS’ contractual arrangements with vendors, including manufacturers, wholesalers and retail pharmacies, normally provide for the PSS to receive purchase discounts from established list prices in one, or a combination of, the following forms: (i) a direct discount at the time of purchase, (ii) a discount for the prompt payment of invoices, or (iii) when products are purchased indirectly from a manufacturer (e.g., through a wholesaler or retail pharmacy), a discount (or rebate) paid subsequent to dispensing. These rebates are recognized when prescriptions are dispensed and are generally calculated and billed to manufacturers within 30 days of the end of each completed quarter. Historically, the effect of adjustments resulting from the reconciliation of rebates recognized to the amounts billed and collected has not been material to the PSS’ results of operations. The PSS accounts for the effect of any such differences as a change in accounting estimate in the period the reconciliation is completed. The PSS also receives additional discounts under its wholesaler contract if it exceeds contractually defined annual purchase volumes. In addition, the PSS receives fees from pharmaceutical manufacturers for administrative services. Purchase discounts and administrative service fees are recorded as a reduction of “Cost of revenues”.

Retail Pharmacy Segment - Vendor allowances received by the RPS reduce the carrying cost of inventory and are recognized in cost of revenues when the related inventory is sold, unless they are specifically identified as a reimbursement of incremental costs for promotional programs and/or other services provided. Amounts that are directly linked to advertising commitments are recognized as a reduction of advertising expense (included in operating expenses) when the related advertising commitment is satisfied. Any such allowances received in excess of the actual cost incurred also reduce the carrying cost of inventory. The total value of any upfront payments received from vendors that are linked to purchase commitments is initially deferred. The deferred amounts are then amortized to reduce cost of revenues over the life of the contract based upon purchase volume. The total value of any upfront payments received from vendors that are not linked to purchase commitments is also initially deferred. The deferred amounts are then amortized to reduce cost of revenues on a straight-line basis over the life of the related contract. The total amortization of these upfront payments was not material to the accompanying consolidated financial statements.

Insurance - The Company is self-insured for certain losses related to general liability, workers’ compensation and auto liability. The Company obtains third party insurance coverage to limit exposure from these claims. The Company is also self-insured for certain losses related to health and medical liabilities. The Company’s self-insurance accruals, which include reported claims and claims incurred but not reported, are calculated using standard insurance industry actuarial assumptions and the Company’s historical claims experience.

Facility opening and closing costs - New facility opening costs, other than capital expenditures, are charged directly to expense when incurred. When the Company closes a facility, the present value of estimated unrecoverable costs, including the remaining lease obligation less estimated sublease income and the book value of abandoned property and equipment, are charged to expense. The long-term portion of the lease obligations associated with facility closings was $327 million and $368 million in 2011 and 2010, respectively.

Advertising costs - Advertising costs are expensed when the related advertising takes place. Advertising costs, net of vendor funding (included in operating expenses), were $211 million, $234 million and $317 million in 2011, 2010 and 2009, respectively.

Interest expense, net - Interest expense, net of capitalized interest, was $588 million, $539 million and $530 million, and interest income was $4 million, $3 million and $5 million in 2011, 2010 and 2009, respectively. Capitalized interest totaled $37 million, $47 million and $39 million in 2011, 2010 and 2009, respectively.

Shares held in trust - The Company maintains grantor trusts, which held approximately 2 million shares of its common stock at December 31, 2011 and 2010. These shares are designated for use under various employee compensation plans. Since the Company holds these shares, they are excluded from the computation of basic and diluted shares outstanding.

Accumulated other comprehensive loss - Accumulated other comprehensive loss consists of changes in the net actuarial gains and losses associated with pension and other postretirement benefit plans, and unrealized losses on derivatives. The amount included in accumulated other comprehensive loss related to the Company’s pension and postretirement plans was $250 million pre-tax ($152 million after-tax) as of December 31, 2011 and $217 million pre-tax ($132 million after-tax) as of December 31, 2010. The net impact on cash flow hedges totaled $32 million pre-tax ($20 million after-tax) and $18 million pre-tax ($11 million after-tax) as of December 31, 2011 and 2010, respectively.

Stock-based compensation - Stock-based compensation expense is measured at the grant date based on the fair value of the award and is recognized as expense over the applicable requisite service period of the stock award (generally 3 to 5 years) using the straight-line method. Stock-based compensation costs are included in selling, general and administrative expenses.

Income taxes - The Company provides for federal and state income taxes currently payable, as well as for those deferred because of timing differences between reported income and expenses for financial statement purposes versus tax purposes. Federal and state tax credits are recorded as a reduction of income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets and liabilities are measured using the enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recoverable or settled. The effect of a change in tax rates is recognized as income or expense in the period of the change.

Earnings per common share - Basic earnings per common share is computed by dividing: (i) net earnings by (ii) the weighted average number of common shares outstanding during the year (the “Basic Shares”).

Diluted earnings per common share is computed by dividing: (i) net earnings by (ii) Basic Shares plus the additional shares that would be issued assuming that all dilutive stock awards are exercised. Options to purchase 30.5 million, 34.3 million and 37.7 million shares of common stock were outstanding as of December 31, 2011, 2010 and 2009, respectively, but were not included in the calculation of diluted earnings per share because the options’ exercise prices were greater than the average market price of the common shares and, therefore, the effect would be antidilutive.

New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2010-06, Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements, (“ASU 2010-06”). ASU 2010-06 expanded the required disclosures about fair value measurements by requiring (i) separate disclosure of the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements along with the reasons for such transfers, (ii) information about purchases, sales, issuances and settlements to be presented separately in the reconciliation for Level 3 fair value measurements, (iii) expanded fair value measurement disclosures for each class of assets and liabilities, and (iv) disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. ASU 2010-06 was effective for annual reporting periods beginning after December 15, 2009, except for (ii) above which is effective for fiscal years beginning after December 15, 2010. The adoption of ASU 2010-06 did not have a material impact on the Company’s financial statement disclosures.

In May 2011, the FASB issued ASU 2011-05, Presentation of Comprehensive Income (“ASU 2011-05”). ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the statement of shareholders’ equity. Instead, an entity will have the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 also required entities to present reclassification adjustments out of accumulated other comprehensive income by component in both the statement in which net income is presented and the statement in which other comprehensive is presented. In December 2011, the FASB issued ASU 2011-12 Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05, which indefinitely defers the guidance related to the presentation of reclassification adjustments. ASU 2011-05 is effective for interim and annual periods beginning after December 15, 2011 and should be applied retrospectively. The Company is still evaluating which of the two alternatives it will apply in reporting comprehensive income. Neither alternative is expected to have a material impact on the Company’s consolidated results of operations and neither alternative will have an impact on the Company’s financial condition or cash flows.

In September 2011, the FASB issued ASU 2011-08, Testing Goodwill for Impairment (“ASU 2011-08”). ASU 2011-08 allows entities to use a qualitative approach to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If after performing the qualitative assessment an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step goodwill impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step goodwill impairment test. ASU 2011-08 is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company does not expect the adoption of ASU 2011-08 will have a material impact on the Company’s consolidated results of operations, financial condition or cash flows.

In September 2011, the FASB issued ASU 2011-09, Disclosures about an Employer’s Participation in a Multiemployer Plan (“ASU 2011-09”). ASU 2011-09 requires additional quantitative and qualitative disclosures of entities who participate in multiemployer pension and other postretirement plans. ASU 2011-09 is effective for annual periods ending after December 15, 2011 and should be applied retrospectively. The adoption of ASU 2011-09 did not have a material impact on the Company’s financial statement disclosures.